CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUES	$ 179,815	$ 163,425	$ 348,554	$ 314,773
COST OF REVENUES (exclusive of amortization presented separately below)	41,588	40,548	81,335	75,961
GROSS MARGIN	138,227	122,877	267,219	238,812
EXPENSES
Sales and marketing	20,522	19,031	39,372	36,502
Research and development	26,752	23,909	51,821	46,100
General and administrative	17,147	16,522	33,459	31,470
Other charges (Note 20)	5,119	150	8,568	4,068
Amortization of intangible assets	20,504	17,419	39,618	32,443
TOTAL EXPENSES	90,044	77,031	172,838	150,583
INCOME FROM OPERATIONS	48,183	45,846	94,381	88,229
INTEREST EXPENSE	(243)	(243)	(479)	(516)
INVESTMENT AND OTHER INCOME	1,550	2,715	3,512	6,774
INCOME BEFORE INCOME TAXES	49,490	48,318	97,414	94,487
INCOME TAX EXPENSE (Note 18)
Current	5,674	11,477	17,925	23,795
Deferred	5,796	2,160	5,225	1,344
Income tax expense	11,470	13,637	23,150	25,139
NET INCOME	$ 38,020	$ 34,681	$ 74,264	$ 69,348
EARNINGS PER SHARE (Note 16)
Basic (in $ per share)	$ 0.44	$ 0.41	$ 0.87	$ 0.81
Diluted (in $ per share)	$ 0.43	$ 0.4	$ 0.85	$ 0.8
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in shares)	85,833	85,430	85,756	85,353
Diluted (in shares)	87,590	87,241	87,588	87,176